Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Other Provisions
At January 1	$ 891	$ 1,468	$ 1,418
Charge for year	1,061	201	602
Cash paid	(338)	(445)	(472)
Reversals	(76)	(316)	(169)
Exchange and other movements	26	(17)	89
At 31 December	1,564	891	1,468
Current provision				$ 723	$ 506	$ 1,121
Non current provision				841	385	347
Total	1,564	891	1,468	1,564	891	1,468
Due within one year
Other Provisions
Current provision				723	506	1,121
Due after more than one year
Other Provisions
Non current provision				841	385	347
Severance
Other Provisions
At January 1	226	358	487
Charge for year	158	94	225
Cash paid	(115)	(152)	(324)
Reversals	(30)	(58)	(75)
Exchange and other movements	2	(16)	45
At 31 December	241	226	358
Total	241	226	358	241	226	358
Environmental
Other Provisions
At January 1	97	59	59
Charge for year	31	65	11
Cash paid	(39)	(24)	(20)
Reversals	(1)
Exchange and other movements	8	(3)	9
At 31 December	96	97	59
Total	96	97	59	96	97	59
Employee benefits
Other Provisions
At January 1	119	126	143
Charge for year	18	1	30
Cash paid	(13)	(9)	(43)
Reversals			(10)
Exchange and other movements	6	1	6
At 31 December	130	119	126
Total	130	119	126	130	119	126
Legal
Other Provisions
At January 1	198	654	438
Charge for year	618	11	281
Cash paid	(147)	(232)	(48)
Reversals	(28)	(230)	(40)
Exchange and other movements	1	(5)	23
At 31 December	642	198	654
Total	642	198	654	642	198	654
Other provisions.
Other Provisions
At January 1	251	271	291
Charge for year	236	30	55
Cash paid	(24)	(28)	(37)
Reversals	(17)	(28)	(44)
Exchange and other movements	9	6	6
At 31 December	455	251	271
Total	$ 455	$ 251	$ 271	$ 455	$ 251	$ 271